Gain on realization of marketable securities	12 Months Ended
Dec. 31, 2013
Gain on realization of marketable securities [Abstract]
Gain on realization of marketable securities
Gain on realization of marketable securities

On May 17, 2012, SapuraCrest (BURSA: SCRES) and Kencana (BURSA: KEPB) jointly announced that they entered into a merger agreement forming a new company, SapuraKencana Petroleum BHD (SapuraKencana). Consequently the Company received 589 million shares in the new company and a cash payment of $65 million. This merger resulted in a dilution of our equity share from 23.59% to 11.79% and we recognized a gain on the decline in our ownership of $169 million in our consolidated statement of operations. Additionally, on May 30, 2012, the Company announced the sale of 300 million shares in SapuraKencana which resulted in a gain of $84 million in our consolidated statement of operations. The Company's holding of shares in SapuraKencana following this transaction represented 6.4% ownership of the outstanding shares at that time. The net proceed from the sale of these shares was $198 million. As at December 31, 2013, the Company's ownership in SapuraKencana is 12.0%, See Note 14 to the consolidated financial statements included herein.

On February 7, 2011, Ensco plc ("Ensco") (NYSE: ESV) and Pride International, Inc. ("Pride") (NYSE: PDE) announced that they entered into a definitive merger agreement under which Ensco will combine with Pride in a cash and stock transaction. On May 31, 2011, Ensco announced the completion of its acquisition of Pride International, after both companies received shareholder approvals. Under the terms of the merger agreement, Pride stockholders received 0.4778 newly-issued shares of Ensco plus $15.60 in cash for each share of Pride common stock. The merger represents a realization of our previously held Pride positions. The accumulated other-comprehensive income effect related to our holding in Pride amounted to $416 million as of May 31, 2011.  This amount has been released into the profit and loss statement upon our acceptance of the Ensco offer, and the gain is in our consolidated statement of operations. The cash effect of this transaction was $141 million in 2011.